DEFERRED REVENUE	12 Months Ended
Dec. 31, 2014
Deferred Revenue Disclosure [Abstract]
DEFERRED REVENUE
16.	DEFERRED REVENUE

Deferred revenue consists of the following:

	As of December 31,
	2013	2014

Current:
Advance from customers	$5,754	$3,537
Incentive offered to customers	449	357
Deferred revenue for SI service contracts with remaining PCS period within a year	339	678

	6,542	4,572
Non-current:
Deferred revenue for SI service contracts with remaining PCS period longer than a year	135	617

Total	$6,677	$5,189

Incentive offered to customers represents the deferred revenue relating to free smart cards committed to customers when cumulative purchase volume from the same customers reached certain level. Such deferred revenue is deducted from the initial revenue and to be recognized as revenue when free cards are delivered.